COMMITMENTS AND CONTRACTUAL OBLIGATIONS (Details) - Dec. 31, 2016	USD ($)	CAD
Commitments and Contingencies Disclosure [Abstract]
Fiscal year ending December 31, 2017	$ 66,056	CAD 88,691
Fiscal year ending December 31, 2018	12,784	17,165
Total	$ 78,840	CAD 105,856